Retirement Benefits - Assumptions Used in Calculations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Assumptions Used In Calculations [Line Items]
Discount rate - Benefit Obligation	2.92%	2.58%
Benefit Obligation Investment Crediting Rate	3.75%	3.72%
Discount rate - Net Periodic Benefit Costs	2.58%	3.34%	4.31%
Net Periodic Benefit Cost Investment Crediting Rate	3.72%	3.82%	4.46%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	7.00%	7.00%	7.00%
Pension Plan, Defined Benefit [Member] | CENG Legacy Benefit Plans [Member] | Minimum [Member]
Defined Benefit Plan Assumptions Used In Calculations [Line Items]
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate Design Changes	2.55%	2.11%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate Design Changes	2.11%	3.02%	4.13%
Pension Plan, Defined Benefit [Member] | CENG Legacy Benefit Plans [Member] | Maximum [Member]
Defined Benefit Plan Assumptions Used In Calculations [Line Items]
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate Design Changes	3.02%	2.73%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate Design Changes	2.73%	3.44%	4.36%
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Assumptions Used In Calculations [Line Items]
Discount rate - Benefit Obligation	2.88%	2.51%
Health care cost trend rate	5.00%	5.00%	5.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Discount rate - Net Periodic Benefit Costs	2.51%	3.31%	4.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	6.46%	6.69%	6.67%
Other Postretirement Benefit Plan, Defined Benefit [Member] | CENG Legacy Benefit Plans [Member] | Minimum [Member]
Defined Benefit Plan Assumptions Used In Calculations [Line Items]
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate Design Changes	2.84%	2.45%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate Design Changes	2.45%	3.27%	4.27%
Other Postretirement Benefit Plan, Defined Benefit [Member] | CENG Legacy Benefit Plans [Member] | Maximum [Member]
Defined Benefit Plan Assumptions Used In Calculations [Line Items]
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate Design Changes	2.92%	2.63%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate Design Changes	2.63%	3.40%	4.38%
Pension and other post retirement benefit [Member]
Defined Benefit Plan Assumptions Used In Calculations [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.75%	3.75%	3.25%